UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        July 15, 2011
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           51
Form 13F Information Table Value Total:     $210,839
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                  TITLE
                                  OF                 VALUE       SHRS OR            INVESTMENT        VOTING AUTHORITY
NAME OF ISSUER                    CLASS   CUSIP      (X$1000)    PRN AMT    SH/ PRN DISCRETIONSOLE    SHARED  NONE
INTERNATIONAL BUSINESS MACHINE      COM   459200101         9,796     57,100   SH      SOLE                     57,100
CATERPILLAR TRACTOR CO              COM   149123101         9,715     91,255   SH      SOLE                     91,255
SCHLUMBERGER LTD                    COM   806857108         8,614     99,700   SH      SOLE                     99,700
JM SMUCKER CO                       COM   832696405         7,927    103,700   SH      SOLE                    103,700
BHP BILLITON LTD - SPON ADR         ADR   088606108         7,196     76,040   SH      SOLE                     76,040
PEPSICO INCORPORATED                COM   713448108         7,170    101,800   SH      SOLE                    101,800
ROYAL DUTCH SHELL PLC - ADR A       ADR   780259206         6,729     94,600   SH      SOLE                     94,600
UNION PACIFIC CORPORATION           COM   907818108         6,608     63,293   SH      SOLE                     63,293
AMERICAN EXPRESS COMPANY            COM   025816109         5,946    115,000   SH      SOLE                    115,000
PROCTER & GAMBLE CO                 COM   742718109         5,829     91,700   SH      SOLE                     91,700
PHILIP MORRIS INTERNATIONAL         COM   718172109         5,675     85,000   SH      SOLE                     85,000
ABBOTT LABS                         COM   002824100         5,504    104,600   SH      SOLE                    104,600
ORACLE CORP                         COM   68389X105         5,299    161,000   SH      SOLE                    161,000
WAL-MART STORES                     COM   931142103         5,276     99,284   SH      SOLE                     99,284
INTEL CORP                          COM   458140100         5,252    237,000   SH      SOLE                    237,000
BERKSHIRE HATHAWAY                  COM   084670108         5,109         44   SH      SOLE                         44
EXXON MOBIL CORPORATION             COM   30231G102         5,078     62,400   SH      SOLE                     62,400
HSBC HOLDINGS PLC-SPONS ADR         ADR   404280406         4,560     91,900   SH      SOLE                     91,900
3M COMPANY                          COM   88579Y101         4,524     47,700   SH      SOLE                     47,700
ILLINOIS TOOL WORKS                 COM   452308109         4,293     76,000   SH      SOLE                     76,000
GENERAL ELECTRIC COMPANY            COM   369604103         4,268    226,300   SH      SOLE                    226,300
FRANKLIN RESOURCES                  COM   354613101         4,214     32,100   SH      SOLE                     32,100
YUM BRANDS INC                      COM   988498101         3,928     71,100   SH      SOLE                     71,100
AMETEK INC                          COM   031100100         3,648     81,250   SH      SOLE                     81,250
LOWE'S CORP                         COM   548661107         3,636    156,000   SH      SOLE                    156,000
VISA INC/A                          COM   92826C839         3,564     42,300   SH      SOLE                     42,300
ALERE INC                           COM   01449J105         3,303     90,200   SH      SOLE                     90,200
MERCK & CO.                         COM   58933Y105         3,229     91,500   SH      SOLE                     91,500
PFIZER INC                          COM   717081103         3,207    155,700   SH      SOLE                    155,700
AVON PRODUCTS                       COM   054303102         3,102    110,800   SH      SOLE                    110,800
EMERSON ELECTRIC CO                 COM   291011104         3,077     54,700   SH      SOLE                     54,700
BP P.L.C.                           COM   055622104         3,077     69,466   SH      SOLE                     69,466
COVIDIEN LTD                        COM   G2554F105         3,013     56,600   SH      SOLE                     56,600
HOSPIRA INC                         COM   441060100         3,009     53,100   SH      SOLE                     53,100
VERISK ANALYTICS INC - CLASS A      COM   92345Y106         2,801     80,900   SH      SOLE                     80,900
TARGET CORP                         COM   87612E106         2,786     59,400   SH      SOLE                     59,400
CISCO SYSTEMS INC                   COM   17275R102         2,705    173,300   SH      SOLE                    173,300
MEDCO HEALTH SOLUTIONS INC          COM   58405U102         2,662     47,100   SH      SOLE                     47,100
PRAXAIR INC                         COM   74005P104         2,645     24,400   SH      SOLE                     24,400
MEAD JOHNSON NUTRITION CO           COM   582839106         2,587     38,300   SH      SOLE                     38,300
KOHL'S CORP                         COM   500255104         2,511     50,200   SH      SOLE                     50,200
HEWLETT-PACKARD CO.                 COM   428236103         2,508     68,900   SH      SOLE                     68,900
ENSCO PLC                           COM   29358Q109         2,393     44,900   SH      SOLE                     44,900
CME GROUP INC                       COM   12572Q105         2,391      8,200   SH      SOLE                      8,200
WEATHERFORD INTERNATIONAL           COM   H27013103         2,184    116,500   SH      SOLE                    116,500
ITC HOLDINGS CORP                   COM   465685105         1,844     25,700   SH      SOLE                     25,700
ENBRIDGE INC.                       COM   29250N105         1,701     52,400   SH      SOLE                     52,400
NALCO HOLDINGS CO                   COM   62985Q101         1,460     52,500   SH      SOLE                     52,500
TEVA PHARMACEUTICAL INDUSTRIES LTD  COM   881624209         1,451     30,100   SH      SOLE                     30,100
FLOWSERVE CORP                      COM   34354P105         1,242     11,300   SH      SOLE                     11,300
ITRON INC                           COM   465741106           592     12,300   SH      SOLE                     12,300


GRAND TOTALS                                              210,839  4,046,632

